UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-06096

The Torray Fund

(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 750 West

Bethesda, MD 20814-6519

(Address of principal executive offices) (Zip code)

William M Lane

Torray LLC

7501 Wisconsin Avenue, Suite 750 West

Bethesda, MD 20814-6519

(Name and address of agent for service)

Registrant’s telephone number, including area code:     301-493-4600

Date of fiscal year end:     December 31

Date of reporting period:     September 30, 2013

Item 1. Schedule of Investments

The Schedule(s) of Investments is attached herewith.

The Torray Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2013 (unaudited)

Shares		Market Value

COMMON STOCK 89.49%

19.67% INFORMATION TECHNOLOGY
622,100	Western Union Co. (The)	$11,608,386
504,600	Intel Corp.	11,565,432
465,300	Cisco Systems, Inc.	10,897,326
58,700	International Business Machines Corp.	10,870,066
400,000	EMC Corp.	10,224,000
121,200	Cognizant Technology Solutions Corp., Class A*	9,952,944
446,400	Hewlett-Packard Co.	9,365,472

		74,483,626

17.66% FINANCIALS
380,500	Wells Fargo & Co.	15,722,260
322,018	Marsh & McLennan Cos., Inc.	14,023,884
278,000	Loews Corp.	12,993,720
141,800	Chubb Corp.	12,657,068
152,200	American Express Co.	11,494,144

		66,891,076

14.45% HEALTH CARE
114,600	Becton Dickinson & Co.	11,462,292
173,800	Baxter International Inc.	11,416,922
125,224	Johnson & Johnson	10,855,669
146,900	UnitedHealth Group Inc.	10,519,509
125,100	WellPoint, Inc.	10,459,611

		54,714,003

14.00% INDUSTRIALS
588,897	General Electric Co.	14,068,749
158,800	General Dynamics Corp.	13,898,176
194,000	Eaton Corp. PLC	13,354,960
350,900	Republic Services, Inc.	11,706,024

		53,027,909

6.98% CONSUMER DISCRETIONARY
504,600	Gannett Co., Inc.	13,518,234
149,500	Tupperware Brands Corp.	12,912,315

		26,430,549

5.98% MATERIALS
211,900	E.I. du Pont de Nemours & Co.	12,408,864
266,800	Dow Chemical Co. (The)	10,245,120

		22,653,984

The Torray Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2013 (unaudited)

Shares		Market Value

5.97% CONSUMER STAPLES
385,600	Sysco Corp.	12,273,648
192,500	Walgreen Co.	10,356,500

		22,630,148

2.91% ENERGY
425,500	Chesapeake Energy Corp.	$11,011,940

1.87% TELECOMMUNICATIONS
209,400	AT&T Inc.	7,081,908

TOTAL COMMON STOCK 89.49%		338,925,143
(cost $250,301,194)

Principal Amount ($)

SHORT-TERM INVESTMENTS 10.45%
39,572,306	BNY Mellon Cash Reserve, 0.01%(1)	39,572,306
(cost $39,572,306)

TOTAL INVESTMENTS 99.94%		378,497,449
(cost $289,873,500)

OTHER ASSETS LESS LIABILITIES 0.06%		221,263

NET ASSETS 100.00%		$378,718,712

TOP 10 HOLDINGS
1	Wells Fargo & Co.	6	Eaton Corp. PLC
2	General Electric Co.	7	Loews Corp.
3	Marsh & McLennan Cos., Inc.	8	Tupperware Brands Corp.
4	General Dynamics Corp.	9	Chubb Corp.
5	Gannett Co., Inc.	10	E.I. du Pont de Nemours & Co.

*	Non-income producing securities.
(1)	Represents current yield at Septermber 30, 2013.

See notes to the Schedules of Investments.

The Torray Resolute Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2013 (unaudited)

Shares		Market Value

COMMON STOCK 97.03%

30.34% INFORMATION TECHNOLOGY
7,680	QUALCOMM, Inc.	$517,325
5,071	Fiserv Inc.*	512,425
1,035	Apple Inc.	493,436
2,345	Visa, Inc., Class A	448,130
5,911	Accenture PLC, Class A	435,286
4,827	Amphenol Corp., Class A	373,513
7,450	MICROS Systems, Inc.*	372,053
11,153	Oracle Corp.	369,945
5,399	Adobe Systems, Inc.*	280,424

		3,802,537

17.65% HEALTH CARE
7,515	Roche Holding AG ADR	507,488
6,990	Gilead Sciences, Inc.*	439,252
5,908	Baxter International Inc.	388,097
4,800	Vertex Pharmaceuticals Inc.*	363,936
3,485	Varian Medical Systems, Inc.*	260,434
4,080	Express Scripts Holdings Co.*	252,062

		2,211,269

14.21% INDUSTRIALS
7,246	Danaher Corp.	502,293
4,315	United Technologies Corp.	465,243
1,903	Precision Castparts Corp.	432,438
2,866	Cummins Inc.	380,805

		1,780,779

11.20% ENERGY
3,361	EOG Resources, Inc.	568,950
11,895	Enbridge, Inc.	496,497
2,002	Core Laboratories N.V.	338,758

		1,404,205

7.31% FINANCIALS
9,275	Franklin Resources, Inc.	468,851
6,032	American Tower Corp. REIT	447,152

		916,003

6.79% CONSUMER DISCRETIONARY
5,865	Nike, Inc., Class B	426,034
4,916	Tupperware Brands Corp.	424,595

		850,629

The Torray Resolute Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2013 (unaudited)

Shares		Market Value

6.09% MATERIALS
5,450	FMC Corp.	$390,874
3,097	Praxair, Inc.	372,290

		763,164

3.44% CONSUMER STAPLES
7,263	Colgate-Palmolive Co.	430,696

TOTAL COMMON STOCK 97.03%		12,159,282
(cost $9,704,139)

Principal Amount ($)

SHORT-TERM INVESTMENTS 2.65%
331,464	BNY Mellon Cash Reserve, 0.01%(1)	331,464
(cost $331,464)

TOTAL INVESTMENTS 99.68%		12,490,746
(cost $10,035,603)

OTHER ASSETS LESS LIABILITIES 0.32%		40,276

NET ASSETS 100.00%		$12,531,022

TOP 10 HOLDINGS
1	EOG Resources, Inc.	6	Enbridge, Inc.
2	QUALCOMM, Inc.	7	Apple Inc.
3	Fiserv Inc.	8	Franklin Resources, Inc.
4	Roche Holding AG ADR	9	United Technologies Corp.
5	Danaher Corp.	10	Visa, Inc., Class A

*	Non-income producing securities.
(1)	Represents current yield at September 30, 2013.
ADR	- American Depositary Receipt
REIT	- Real Estate Investment Trust

See notes to the Schedules of Investments.

The Torray Fund

NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2013 (unaudited)

Securities Valuation    Portfolio securities for which market quotations are readily available are valued at market value, which is determined by using the last reported sale price, or, if no sales are reported, the last reported bid price. For NASDAQ traded securities, market value is determined on the basis of the NASDAQ Official Closing Price instead of the last reported sales price. Other assets and securities for which no quotations are readily available or for which Torray LLC (the “Advisor”) believes do not reflect market value are valued at fair value as determined in good faith by the Advisor under the supervision of the Board of Trustees (the “Board” or “Trustees”) in accordance with the Fund’s Valuation Procedures. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Fair Value Measurements    Various inputs are used in determining the fair value of investments which are as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value the Fund’s net assets as of September 30, 2013 is as follows:

Valuation Inputs	Torray Fund	Torray Resolute Fund

Level 1 - Quoted Prices *	$378,497,449	$12,490,746
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-

Total Market Value of Investments	$378,497,449	$12,490,746

*    Security types and industry classifications as defined in the Schedules of Investments.

The Funds had no Level 3 investments during the period and had no transfers between Level 1, Level 2 and Level 3 investments during the reporting period.

Tax Disclosure    No provision for federal income taxes is required since the Funds intend to continue to comply with all requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and capital gains to shareholders. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of September 30, 2013.

The following information is based upon the book basis of investment securities as of September 30, 2013:

	Torray Fund	Torray Resolute Fund
Gross unrealized appreciation	$ 99,231,144	$ 2,457,194
Gross unrealized depreciation	(10,607,195)	(2,051)

Net unrealized appreciation	$ 88,623,949	$ 2,455,143

Aggregate book cost	$ 289,873,500	$ 10,035,603

At December 31, 2012, the Torray Fund had net capital loss carry forward for federal income tax purposes of $70,638,491 which is available to reduce future required distributions of net capital gains to shareholders through 2017. The Torray Resolute Fund had no capital loss carry forward as of December 31, 2012.

Under current tax law, capital losses realized after October 31 of a fund’s fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for tax purposes. At December 31, 2012, the Torray Fund had deferred post-October losses of $17,463, which will be treated as arising on the first business day of the fiscal year ending December 31, 2013. There were no post-October losses as of December 31, 2012 for the Torray Resolute Fund.

For additional information regarding the accounting policies of the Funds, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Torray Fund

By (Signature and Title)*     /s/ Robert E. Torray

Robert E. Torray, President

(principal executive officer)

Date     11/6/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Robert E. Torray

Robert E. Torray, President

(principal executive officer)

Date     11/6/2013

By (Signature and Title)*     /s/ William M Lane

William M Lane, Treasurer

(principal financial officer)

Date     11/6/2013

*	Print the name and title of each signing officer under his or her signature.